KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2023 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.9%)

Education (9.5%)
Coffeyville Community College 4.000% 06/01/2029	250,000	$263,393
Coffeyville Community College 3.000% 06/01/2031 Callable @ 100.000 06/01/2030	790,000	782,843
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	393,545
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	500,375
Kansas Development Finance Authority 4.000% 05/01/2035 Callable @ 100.000 05/01/2030	275,000	290,097
Kansas Development Finance Authority 4.000% 05/01/2036 Callable @ 100.000 05/01/2030	290,000	302,212
Kansas Development Finance Authority 5.000% 06/01/2029	400,000	451,372
Kansas Development Finance Authority 4.000% 07/01/2033 Callable @ 100.000 07/01/2031	1,000,000	1,041,080
Kansas Development Finance Authority 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	2,000,000	2,008,260
		6,033,177
General Obligation (44.3%)
City of Gardner KS 5.000% 10/01/2028	580,000	653,208
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	894,258
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	279,426
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	259,493
City of Emporia KS 4.000% 09/01/2025	485,000	501,262
City of Emporia KS 4.000% 09/01/2027	515,000	549,943
City of Garden City KS 5.000% 11/01/2029	500,000	574,170
Harvey County Unified School District No 460 Hesston 5.000% 09/01/2031	410,000	476,551
City of Hillsboro KS 3.000% 09/01/2024	100,000	99,363
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	226,469
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	230,478
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	236,988
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	335,412
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	546,515
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,200,700
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	252,915
Johnson County Unified School District No 233 Olathe 4.000% 09/01/2036 Callable @ 100.000 09/01/2031	1,000,000	1,057,270
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2026	250,000	269,860
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2031	500,000	594,250
Johnson County Unified School District No 512 Shawnee Mission 4.000% 10/01/2032 Callable @ 100.000 10/01/2026	1,000,000	1,041,570
Johnson County Unified School District No 512 Shawnee Mission 5.000% 10/01/2036 Callable @ 100.000 10/01/2033	1,000,000	1,181,450
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	680,179
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	529,875
City of Lenexa KS 5.000% 09/01/2028	310,000	350,291
City of Lenexa KS 5.000% 09/01/2029	345,000	397,909
City of Lenexa KS 5.000% 09/01/2030	395,000	462,383
City of Lenexa KS 5.000% 09/01/2031	420,000	502,085
City of Lenexa KS 5.000% 09/01/2032	310,000	376,213
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	998,558
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	9,901
Nemaha County Unified School District No 115 5.000% 09/01/2031	250,000	290,378
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	877,452
City of Overland Park KS 5.000% 09/01/2032	1,000,000	1,218,260
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,282,620
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,028,720
County of Saline KS 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	1,000,000	997,560
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	536,250
City of Shawnee KS 5.000% 12/01/2025	1,000,000	1,053,850
City of Shawnee KS 5.000% 12/01/2029	560,000	643,031
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	359,026
City of Wichita KS 4.750% 09/01/2027	180,000	178,205
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	344,535
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	809,520
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	797,970
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,077,440
		28,263,762
Health Care (12.7%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,025,967
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	502,170
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	562,606
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,532,070
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	500,640
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	523,260
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	950,450
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,099,620
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	409,450
		8,106,233
Other Revenue (8.2%)
Bourbon County Unified School District No 234 Fort Scott 4.000% 09/01/2035 Callable @ 100.000 09/01/2033	355,000	366,591
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	753,840
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	572,537
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	377,225
City of Manhattan KS 5.000% 12/01/2026	205,000	205,180
City of Manhattan KS 4.500% 12/01/2025	325,000	325,117
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,001,120
County of Shawnee KS 5.000% 09/01/2033 Callable @ 100.000 09/01/2032	230,000	267,890
County of Shawnee KS 5.500% 09/01/2034 Callable @ 100.000 09/01/2032	210,000	253,728
Washington County Public Building Commission 4.000% 09/01/2028	100,000	100,110
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,017,770
		5,241,108
Pre-Refunded (14.8%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	256,603
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	257,070
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	256,438
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	256,437
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	512,875
Butler County Unified School District No 385 Andover 5.000% 09/01/2033 Callable @ 100.000 09/01/2027	350,000	384,874
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	506,645
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,156,720
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	361,361
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,003,750
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	503,255
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	250,115
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	417,429
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	262,767
University of Kansas Hospital Authority 4.000% 03/01/2042 Callable @ 100.000 03/01/2027	795,000	842,374
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	251,568
		9,480,281
Transportation (1.2%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	521,310
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	263,080
		784,390
Utilities (8.2%)
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	266,275
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	532,170
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	795,913
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,045,840
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	319,032
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	512,780
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	502,015
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	524,145
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	542,945
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	205,433
		5,246,548

TOTAL MUNICIPAL BONDS (COST: $64,562,294)		$63,155,499

SHORT-TERM INVESTMENTS (0.5%)
(a) Morgan Stanley Inst'l Liquidity Fund, 4.99%	281,792	281,792
TOTAL SHORT-TERM INVESTMENTS (Cost $281,792)		$281,792

TOTAL INVESTMENTS (Cost $64,844,086) (99.4%)		63,437,291

OTHER ASSETS LESS LIABILITIES (0.6%)		$409,229

NET ASSETS (100.0%)		$63,846,520

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of April 30, 2023.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2023, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Kansas Municipal Fund
Investments at cost	$64,844,086
Unrealized appreciation	762,577
Unrealized depreciation	(2,169,372)
Net unrealized appreciation (depreciation)*	(1,406,795)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$63,155,499	$0	$63,155,499
Short-Term Investments	281,792	0	0	281,792
Total	$281,792	$63,155,499	$0	$63,437,291